Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Computer Equipment [Member] | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years	3 years
Computer Equipment [Member] | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
Computer Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years	3 years
Furniture and fixtures | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
Furniture and fixtures | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years
Leasehold Improvements [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years	5 years
Website Development [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years	2 years